FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Asset and Liabilities Measured at Fair Value on a Recurring Basis

Management has assessed that the fair values of cash and cash equivalents, pledged deposits, time deposits, financial assets included in prepayments, other receivables and other assets, trade receivables, trade payables and financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments.
The Company’s finance department headed by the Corporate Controller is responsible for determining the policies and procedures for the fair value measurement of financial instruments. At December 31, 2024, the finance department analyzed the movements in the values of financial instruments and determined the major inputs applied in the valuation. The valuation was reviewed and approved by the Corporate Controller.
The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
The following table illustrates the fair value measurement hierarchy of the Company’s financial instruments:
Asset measured at fair value:

As at December 31, 2024
Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	—	—	—	—
Asset measured at fair value:

December 31, 2023
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	663	—	—	663
Financial assets measured at fair value consists of money market funds.
During the year ended December 31, 2024 and 2023 there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for the financial assets.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Long-lived assets are subject to non-recurring fair value measurement for the evaluation of potential impairment. For the year ended December 31, 2024, the Company recognized an impairment loss of $4.4 million for certain property, plant and equipment, and right-of-use assets. The Company evaluates assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying values of the assets exceed their recoverable value. The recoverable amount of $5.4 million as of December 31, 2024 was based on fair value less costs of disposal. The fair value was measured under IFRS 13, based on its highest and best use, from a market participant's perspective, by applying the market approach of similar and comparable machinery and equipment assets, and cost approach to building asset when market approach would not produce a sensible outcome. The Company did not have any long-lived assets recorded at the recoverable amount as of December 31, 2023.